STATEMENT OF CHANGE IN STOCKHOLDER'S DEFICIT - Pelican Holdco Inc [Member] - USD ($)	Common Stocks [Member]	Retained Earnings [Member]	Total [Member]
Ending balance, value at Dec. 31, 2025		$ (88,845)	$ (88,845)
Ending balance, shares at Dec. 31, 2025
Balance, September 5, 2025 (incorporation) at Sep. 04, 2025
Beginning balance, shares at Sep. 04, 2025
Net loss		(88,845)	(88,845)
Ending balance, value at Dec. 31, 2025		$ (88,845)	$ (88,845)
Ending balance, shares at Dec. 31, 2025